Severance Indemnities and Pension Plans (Assumed Health Care Cost Trend Rates and Effect of a One-percentage-point Change for Foreign Offices and Subsidiaries) (Detail) - Forecast [Member] - JPY (¥)
¥ in Millions
		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
MUAH [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	[1]	7.53%	7.71%
Ultimate trend rate	[1]	4.50%	4.50%
Year the rate reaches the ultimate trend rate	[1]	2021	2021
Defined benefit plan, effect of one-percentage-point change in assumed health care cost trend rates:
Effect of one-percentage-point increase on total of service and interest cost components		¥ 241
Effect of one-percentage-point decrease on total of service and interest cost components		(241)
Effect of one-percentage-point increase on postretirement benefit obligation		2,290
Effect of one-percentage-point decrease on postretirement benefit obligation		¥ (2,652)
Other Than MUAH [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	[1]	7.50%	8.00%
Ultimate trend rate	[1]	5.00%	5.00%
Year the rate reaches the ultimate trend rate	[1]	2020	2019
Defined benefit plan, effect of one-percentage-point change in assumed health care cost trend rates:
Effect of one-percentage-point increase on total of service and interest cost components		¥ 111
Effect of one-percentage-point decrease on total of service and interest cost components		(85)
Effect of one-percentage-point increase on postretirement benefit obligation		2,445
Effect of one-percentage-point decrease on postretirement benefit obligation		¥ (1,839)

[1]	Fiscal years of MUAH and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2013 and 2014, respectively.